Events After the Reporting Date (Details)																				1 Months Ended			10 Months Ended	12 Months Ended
	Apr. 02, 2025 USD ($)	Apr. 01, 2025	Mar. 27, 2025 USD ($)	Mar. 03, 2025 USD ($)	Feb. 21, 2025 USD ($)	Feb. 20, 2025 USD ($)	Feb. 17, 2025 USD ($)	Feb. 07, 2025 USD ($)	Feb. 06, 2025 USD ($)	Feb. 04, 2025 USD ($) $ / shares shares	Jan. 15, 2025 shares	Dec. 30, 2024 shares	Jul. 21, 2024 ILS (₪)	Feb. 20, 2024 USD ($)	Feb. 19, 2024 USD ($)	Dec. 04, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 ILS (₪)	Feb. 26, 2023 USD ($)	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 ILS (₪) ₪ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2024 ILS (₪)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 ILS (₪)	May 31, 2024 USD ($)	May 31, 2024 ILS (₪)	Jun. 12, 2023 USD ($)	Oct. 31, 2022 $ / shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 ILS (₪)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 ILS (₪)	May 26, 2010 USD ($)	May 26, 2010 ILS (₪)
Subsequent Events [Line Items]
Outstanding ordinary shares percentage																								4.99%	4.99%
Net income from continuing operation																								$ 500,000
Term of the loan																								10 years	10 years
Not repaid days										90 days
Aggregate prepay													₪ 1,268,000							$ 1,070,000	$ 1,070,000	$ 1,000,000
Price per share (in Dollars per share) | $ / shares																																	$ 247
Repay amount																										$ 2,500,000,000
Agreed to settle the claims | ₪																									₪ 846,716
Principal amount																	$ 2,500,000	₪ 3,300,000
Nasdaq floor price															$ 15
Oppenheimer in excess																																						$ 312,000	₪ 1,200,000
Principal amount			$ 5,000,000,000																					$ 137,000			₪ 500,000	$ 334,000	₪ 1,200,000	$ 321,000	₪ 1,200,000			$ 309,000	₪ 980,000	$ 1,452,000	₪ 5,000,000
Aggregate ordinary shares																								205,556			205,556
Warrants exercise price | (per share)																								$ 5	₪ 17.77
Interest rate percentage	20.00%																							4.25%	4.25%
Aggregate purchase price			$ 1,300,000
Bear interest			125.00%
Cash proceeds			$ 10,000,000
Percentage of outstanding share capital			4.99%
Aggregate amount																								$ 2,662,000
Aggregate principal amount																$ 6,000,000								$ 1,000,000
Volume-weighted average price description																								The Commitment Note is due by way of conversion into the Company’s shares based on the closing share price of the Company’s shares on the date immediately prior to the maturity date, provided that in each case the applicable conversion price shall not be lower than twenty percent (20%) of the closing sale price of the Company’s shares on the issuance date of the Commitment Note.	The Commitment Note is due by way of conversion into the Company’s shares based on the closing share price of the Company’s shares on the date immediately prior to the maturity date, provided that in each case the applicable conversion price shall not be lower than twenty percent (20%) of the closing sale price of the Company’s shares on the issuance date of the Commitment Note.
Issuance of conversion percentage																								10.00%	10.00%
Percentage of sales proceeds																								33.00%	33.00%
Closing sale price (in Dollars per share) | $ / shares																								$ 0.5
Percentage of fixed purchase																								95.00%			95.00%
Fixed purchase amount																								$ 50,000
Percentage of VWAP purchase																								90.00%	90.00%
Percentage of sale VWAP purchase																								30.00%	30.00%
Percentage of closing sale price																								75.00%	75.00%
Percentage of sale fixed purchase																								300.00%	300.00%
Percentage of trading volume VWAP purchase																								30.00%	30.00%
Additional VWAP purchase description																								the Company may also direct the Lead Investor to purchase on such day, an additional number of shares(an “Additional VWAP Purchase”) at a purchase price equal to 90% of the lesser of (i) the VWAP beginning at the completion of any prior VWAP Purchases and the last Additional VWAP Purchase, as applicable, and ending on the earlier of (1) close of trading, (2) the time at which the trading volume of the Company’s shares on Nasdaq has reached the number of shares to be sold in the Additional VWAP Purchase divided by 30%, and (3) the time at which the sale price of the Company’s shares on Nasdaq is 75% of the closing sale price on the date on which the Company directs the Lead Investor to make an Additional VWAP Purchase (such period, the “Additional VWAP Purchase Period”), and (ii) the lowest sale price on such day, provided, that the Lead Investor’s committed obligation under any single Additional VWAP Purchase shall not exceed the lesser of (a) 300%of the number of shares soldin the Fixed Purchase that corresponded to the VWAP Purchase corresponding to the Additional VWAP Purchase and (b) 30% of the trading volume of the Additional VWAP Purchase Period.	the Company may also direct the Lead Investor to purchase on such day, an additional number of shares(an “Additional VWAP Purchase”) at a purchase price equal to 90% of the lesser of (i) the VWAP beginning at the completion of any prior VWAP Purchases and the last Additional VWAP Purchase, as applicable, and ending on the earlier of (1) close of trading, (2) the time at which the trading volume of the Company’s shares on Nasdaq has reached the number of shares to be sold in the Additional VWAP Purchase divided by 30%, and (3) the time at which the sale price of the Company’s shares on Nasdaq is 75% of the closing sale price on the date on which the Company directs the Lead Investor to make an Additional VWAP Purchase (such period, the “Additional VWAP Purchase Period”), and (ii) the lowest sale price on such day, provided, that the Lead Investor’s committed obligation under any single Additional VWAP Purchase shall not exceed the lesser of (a) 300%of the number of shares soldin the Fixed Purchase that corresponded to the VWAP Purchase corresponding to the Additional VWAP Purchase and (b) 30% of the trading volume of the Additional VWAP Purchase Period.
Aggregate amount																								$ 946,000
Ownership percentage																								4.99%			4.99%
Granted share (in Shares) | shares																								184,560	184,560
BlackSwan Acquisition [Member]
Subsequent Events [Line Items]
Granted share (in Shares) | shares																								320,000	320,000
Julestar LLC [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares) | shares												129,412
Subsequent Events [Member]
Subsequent Events [Line Items]
Purchase of prefunded warrants (in Shares) | shares											664,373
Being payable amount					$ 400,000
Aggregate principal amount	$ 6,500,000		$ 1,625,000
Subsequent Events [Member] | Receipt of Stuff’s Delisting notice [Member]
Subsequent Events [Line Items]
Market value of listed securities								$ 6,000,000
Subsequent Events [Member] | Julestar LLC [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares) | shares										530,000
Promissory note										$ 2,650,000
Principal amount										$ 3,117,647
Installments payments										280 days
Term of the loan										10 months
Interest rate										10.00%
Senior lender days										60 days
Not repaid days										90 days
Exercise price of the warrants (in Dollars per share) | $ / shares										$ 5
Ownership percentage										4.99%
Financing asset sale										$ 5,000,000
Aggregate prepay										7,000,000
Prepay minimum amount										$ 100,000
Average market price day										10 days
Subsequent Events [Member] | Claymore Capital Pty Ltd [Member]
Subsequent Events [Line Items]
Outstanding ordinary shares percentage						25.00%
Principal amount						$ 7,500,000
Nasdaq floor price						$ 15
Subsequent Events [Member] | Nasdaq Hearings Panel [Member]
Subsequent Events [Line Items]
Aggregate amount									$ 50,000,000
Top of range [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares																								$ 8.5
Principal amount																			$ 5,219
Warrants exercise price | (per share)																								165.1	₪ 610.9
Bottom of range [Member]
Subsequent Events [Line Items]
Principal amount																			$ 349
Warrants exercise price | (per share)																								0.4	1.4
Bottom of range [Member] | Julestar LLC [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares																								$ 5
Tamas Gottdiener [Member]
Subsequent Events [Line Items]
Principal amount							$ 11,000,000
Aggregate ordinary shares																								1,294,444			1,294,444
Tamas Gottdiener [Member] | Top of range [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Interest rate		20.00%
Tamas Gottdiener [Member] | Bottom of range [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Interest rate		15.00%
Promissory Notes [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Aggregate principal amount			$ 325,000
Lead Investor’s [Member]
Subsequent Events [Line Items]
Aggregate amount																								$ 1,000,000
Checkpoint Settlement [Member]
Subsequent Events [Line Items]
Percentage of outstanding share capital																								4.99%			4.99%
BlackSwan Technologies, Inc [Member] | Subsequent Events [Member] | BlackSwan Acquisition [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares) | shares											2,965,366,000,000
Outstanding ordinary shares percentage											42.56%
Share capital fully-diluted, percentage											29.91%
Pre-funded warrants, percentage											4.99%
Transfer restrictions period											18 months
Transfer percentage											28.00%
Lock-up percentage											6.00%
Dominion Capital LLC [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Repay amount																										$ 2,500,000
Agreed to settle the claims														$ 4,500,000
Being payable amount				$ 200,000																			$ 390,000
Oppenheimer & Co Inc [Member]
Subsequent Events [Line Items]
Convertible into ordinary shares, percentage															25.00%
Oppenheimer in excess																																$ 12,000,000
Oppenheimer agreed to claim															$ 3,000,000
Oppenheimer agreed being paid															1,100,000
Monthly payments															200,000
First payment															100,000
Principal amount															$ 6,000,000
Warrants [member]
Subsequent Events [Line Items]
Aggregate ordinary shares																								1,000,000			1,000,000
Warrants exercise price | (per share)																									₪ 5	$ 1,300
Warrants [member] | Top of range [Member]
Subsequent Events [Line Items]
Warrants exercise price | $ / shares																								$ 7
Warrants [member] | Bottom of range [Member]
Subsequent Events [Line Items]
Warrants exercise price | $ / shares																								$ 5